Capital Management and Risk Policies - Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	$ 53,152,720
Mortgage Loans	18,419,566
Pledge Loans	16,220,243
Personal Loans	65,896,440
Credit Card Loans	367,957,854
Financial Leases	1,114,408
Documents	194,471,663
Pre-financing export loans	17,181,120
Others	387,467,604
Total as of December 31, 2021	1,121,881,618
Loss allowance [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	(269,126)
Mortgage Loans	(5,814,164)
Pledge Loans	(29,447)
Personal Loans	(11,901,830)
Credit Card Loans	(17,344,564)
Financial Leases	(455)
Documents	(813,421)
Others	(11,425,973)
Total as of December 31, 2021	(47,598,980)
Ne gross carrying amount [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	52,883,594
Mortgage Loans	12,605,402
Pledge Loans	16,190,796
Personal Loans	53,994,610
Credit Card Loans	350,613,290
Financial Leases	1,113,953
Documents	193,658,242
Pre-financing export loans	17,181,120
Others	376,041,631
Total as of December 31, 2021	1,074,282,638
Collateral's Fair Value [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Pledge Loans	20,557,070
Personal Loans	0
Others	79,131,320
Total as of December 31, 2021	$ 141,846,172